Statutory Reserves and Restricted Net Assets - Statement of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Statement of Cash Flows
Net cash used in operating activities	$ 81,040	$ 80,352	$ 36,443
Net cash generated from investing activities	225,979	107,428	332,455
Payment for repurchase of ordinary shares	(12)	(70)	(3,339)
Payment for cancellation of treasury shares	(12)
Payments of dividend	69,848	33,022
Proceeds from exercise of share options	2	168	1,187
Payments of deferred offering costs		276	71
Net cash used in financing activities	(69,870)	(33,200)	(2,223)
Effect of exchange rate changes on cash and cash equivalents, restricted cash	420	116	(1,148)
Net increase in cash and cash equivalents, restricted cash	237,569	154,696	365,527
Cash and cash equivalents, restricted cash at the beginning of year	653,384	498,688	133,161
Cash and cash equivalents, restricted cash at the end of year	890,953	653,384	498,688
Reportable Legal Entities | Parent Company
Statement of Cash Flows
Net cash used in operating activities	(739)	(3,606)	(3,478)
Advance to, and investment in subsidiaries	(1,189)		(7,940)
Net cash provided by inter-company transactions	72,214	15,509	30,349
Net cash generated from investing activities	71,025	15,509	22,409
Payment for repurchase of ordinary shares	(12)	(70)	(3,339)
Payment for cancellation of treasury shares	(12)
Payments of dividend	(69,848)	(33,022)
Proceeds from exercise of share options	2	168	1,187
Payments of deferred offering costs		(276)	(71)
Net cash used in financing activities	(69,870)	(33,200)	(2,223)
Net increase in cash and cash equivalents, restricted cash	416	(21,297)	16,708
Cash and cash equivalents, restricted cash at the beginning of year	96	21,393	4,685
Cash and cash equivalents, restricted cash at the end of year	$ 512	$ 96	$ 21,393